o 101 SA-2

                        SUPPLEMENT DATED AUGUST 28, 2000
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                           TEMPLETON GROWTH FUND, INC.
                              dated January 1, 2000

The Statement of Additional Information (SAI) is amended as follows:

I. All references to Franklin Templeton Trust Company in this SAI are replaced with Franklin Templeton Bank & Trust.

II. The section "Fundamental investment policies and restrictions" under "Goal and Strategies" beginning on page 4, is replaced with the following:

  INVESTMENT RESTRICTIONS The fund has adopted the following investment policies and restrictions as fundamental policies. This means they may only be changed if the change is approved by (i) more than 50% of the fund's outstanding shares or (ii) 67% or more of the fund's shares present at a shareholder meeting if more than 50% of the fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

  The fund may not:

  1. Invest in real estate or mortgages on real estate (although the fund may invest in marketable securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein); invest in interests (other than debentures or equity stock interests) in oil, gas or other mineral exploration or development programs; purchase or sell commodity contracts except stock index futures contracts.

  2. Invest in the securities of any other domestic or foreign investment company or investment fund or other investment vehicle which is invested according to the principle of risk-spreading irrespective of the legal structure of such investment vehicle (collectively referred to as "investment vehicles") except in connection with a plan of merger or consolidation with or acquisition of substantially all of the assets of such investment vehicle and with the further exception that up to 5% of the net asset vehicle and with the further exception that up to 5% of the net asset value of the fund may be invested in an investment vehicle consisting of securities provided it offers its units to the public without limitation on the number of units and further provided the holders of these units have the right to redeem their units.

  3. Act as an underwriter except to the extent the fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

  4. Issue senior securities; purchase on margin or sell short; write, buy or sell puts, calls, straddles or spreads (but the fund may make margin payments in connection with, and purchase and sell, stock index futures contracts and options on securities indices).

  5. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The fund may also make loans to affiliated investment companies to the extent the entry into a repurchase agreement is deemed to be a loan. The fund may also make loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom which may be granted by the U.S. Securities and Exchange Commission.

  6. Borrow money, except that the fund may borrow money from banks or affiliated investment companies to the extent permitted by the 1940 Act, or any exemptions therefrom which may be granted by the U.S. Securities and Exchange Commission and then only for temporary purposes and in an amount not exceeding 10% of the value of its total assets (including the amount borrowed) and with the consent of the fund's custodian to the terms of the borrowing.

  7. Pledge, mortgage, hypothecate, or otherwise encumber its assets except to secure indebtedness permitted under its borrowing policy.

  8. Concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

  9. Invest in "letter stocks" or securities on which there are sales restrictions under a purchase agreement.

  The fund presently has the following additional restrictions, which are not fundamental and may be changed without shareholder approval. The fund seeks to achieve its investment goal of long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. Although the fund generally invests in common stock, it may also invest in preferred stocks and certain debt securities (which may include structured investments, as described under Goals and Strategies-Structured Investments"), rated or unrated, such as convertible bonds and bonds selling at a discount. Whenever, in the judgment of the manager, market or economic conditions warrant, the fund may, for temporary defensive purposes, invest without limit in U.S. Government securities, bank time deposits in the currency of any major nation and commercial paper meeting the quality ratings set forth under "Goals and Strategies-Temporary Investments", and purchase from banks or broker-dealers Canadian or U.S. Government securities with a simultaneous agreement by the seller to repurchase them within no more than seven days at the original purchase price plus accrued interest. The fund may invest no more than 5% of its total assets in securities issued by any one company or government, exclusive of U.S. Government securities. The fund may not invest more than 10% of its assets in securities with a limited trading market.

  In addition, the fund may not:

  1. Purchase or retain securities of any company in which directors or officers of the fund or the manager, individually owning more than 1/2 of 1% of the securities of such company, in the aggregate own more than 5% of the securities of such company.

  2. Purchase more than 10% of any class of securities of any one company, including more than 10% of its outstanding voting securities, or invest in any company for the purpose of exercising control or management.

  3. Invest more than 5% of the value of the fund's total assets in securities of issuers which have been in continuous operation less than three years.

  4. Invest more than 5% of the fund's total assets in warrants, whether or not listed on the New York Stock Exchange or the American Stock Exchange, including no more than 2% of its total assets which may be invested in warrants that are not listed on those exchanges. Warrants acquired by the fund in units or attached to securities are not included in this restriction. This restriction does not apply to options on securities indices.

  5. Invest more than 15% of the fund's total assets in securities of foreign issuers that are not listed on a recognized U.S. or foreign securities exchange, including no more than 10% of its total assets (including warrants) which may be invested in securities with a limited trading market. The fund's position in the latter type of securities may be of such size as to affect adversely their liquidity and marketability and the fund may not be able to dispose of its holdings in these securities at the current market price.

  The fund may also be subject to investment limitations imposed by foreign jurisdictions in which the fund sells its shares.

  If a bankruptcy or other extraordinary event occurs concerning a particular security the fund owns, the fund may receive stock, real estate, or other investments that the fund would not, or could not, buy. If this happens, the fund intends to sell such investments as soon as practicable while maximizing the return to shareholders.

  If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value of liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.

  None of the fund's investment policies or restrictions (except fundamental restriction 8 and non-fundamental restriction 5) shall be deemed to prohibit the fund from buying securities pursuant to subscription rights distributed to the fund by any issuer of securities held at the time in its portfolio, as long as such purchase is not contrary to the fund's status as a diversified investment company under the 1940 Act.

III. The following information is added to the section "Officers and Directors" on page 9:

  Frank J. Crothers (56)
  P.O. Box N-3238, Nassau, Bahamas
  DIRECTOR

  Chairman, Caribbean Electric Utility Services Corporation and Atlantic Equipment & Power Ltd.; Vice Chairman, Caribbean Utilities Co., Ltd.; President, Provo Power Corporation; director of various other business and non-profit organizations; and director or trustee, as the case may be, of 12 of the investment companies in Franklin Templeton Investments.


  Edith E. Holiday (48)
  3239 38th Street, N.W., Washington, DC 20016
  DIRECTOR

  Director, Amerada Hess Corporation (exploration and refining of oil and gas) (1993-present), Hercules Incorporated (chemicals, fibers and resins) (1993-present), Beverly Enterprises, Inc. (health care) (1995-present), H.J. Heinz Company (processed foods and allied products) (1994-present) and RTI International Metals, Inc. (manufacture and distribution of titanium) (July 1999-present); director or trustee, as the case may be, of 26 of the investment companies in Franklin Templeton Investments; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993), General Counsel to the United States Treasury Department (1989-1990), and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

  Constantine D. Tseretopoulos (46)
  Lyford Cay Hospital, P.O. Box N-7776, Nassau Bahamas
  DIRECTOR

  Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; director or trustee, as the case may be, of 12 of the investment companies in Franklin Templeton Investments; and FORMERLY, Cardiology Fellow, University of Maryland (1985-1987) and Internal Medicine Intern, Greater Baltimore Medical Center (1982-1985).

IV. The first waiver category in the section "Waivers for certain investors" on page 19 is revised to read:

  o Trust companies and bank trust departments investing assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We may accept orders for these accounts by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order .

V. The eighth waiver category in the section "CDSC waivers" on page 22 is revised to read:

  o Redemptions by an employee benefit plan: (i) that is a customer of Franklin Templeton Defined Contribution Services; and/or (ii) whose assets are held by Franklin Templeton Bank & Trust as trustee or custodian (not applicable to Class B)

VI. The section "Systematic withdrawal plan" on page 22 is replaced with the following:

  SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

  Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

  To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan also may be subject to a CDSC.

  Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

  To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.

VII. The following paragraph is added to the section "General information" on page 23:

  There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the fund at a later date. These sub-accounts may be registered either by name or number. The fund's investment minimums apply to each sub-account. The fund will send confirmation and account statements for the sub-accounts to the institution.

                Please keep this supplement for future reference.










PAGE




<o 101 SAA-2

                        SUPPLEMENT DATED AUGUST 28, 2000
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                   TEMPLETON GROWTH FUND, INC. - ADVISOR CLASS
                              DATED JANUARY 1, 2000

The Statement of Additional Information (SAI) is amended as follows:

I. The section "Fundamental investment policies and restrictions" under "Goal and Strategies" beginning on page 4, is replaced with the following:

  INVESTMENT RESTRICTIONS The fund has adopted the following investment policies and restrictions as fundamental policies. This means they may only be changed if the change is approved by (i) more than 50% of the fund's outstanding shares or (ii) 67% or more of the fund's shares present at a shareholder meeting if more than 50% of the fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less. The fund may not:

  1. Invest in real estate or mortgages on real estate (although the fund may invest in marketable securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein); invest in interests (other than debentures or equity stock interests) in oil, gas or other mineral exploration or development programs; purchase or sell commodity contracts except stock index futures contracts.

  2. Invest in the securities of any other domestic or foreign investment company or investment fund or other investment vehicle which is invested according to the principle of risk-spreading irrespective of the legal structure of such investment vehicle (collectively referred to as "investment vehicles") except in connection with a plan of merger or consolidation with or acquisition of substantially all of the assets of such investment vehicle and with the further exception that up to 5% of the net asset vehicle and with the further exception that up to 5% of the net asset value of the fund may be invested in an investment vehicle consisting of securities provided it offers its units to the public without limitation on the number of units and further provided the holders of these units have the right to redeem their units.

  3. Act as an underwriter except to the extent the fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

  4. Issue senior securities; purchase on margin or sell short; write, buy or sell puts, calls, straddles or spreads (but the fund may make margin payments in connection with, and purchase and sell, stock index futures contracts and options on securities indices).

  5. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The fund may also make loans to affiliated investment companies to the extent the entry into a repurchase agreement is deemed to be a loan. The fund may also make loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom which may be granted by the U.S. Securities and Exchange Commission.

  6. Borrow money, except that the fund may borrow money from banks or affiliated investment companies to the extent permitted by the 1940 Act, or any exemptions therefrom which may be granted by the U.S. Securities and Exchange Commission and then only for temporary purposes and in an amount not exceeding 10% of the value of its total assets (including the amount borrowed) and with the consent of the fund's custodian to the terms of the borrowing.

  7. Pledge, mortgage, hypothecate, or otherwise encumber its assets except to secure indebtedness permitted under its borrowing policy.

  8. Concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

  9. Invest in "letter stocks" or securities on which there are sales restrictions under a purchase agreement. The fund presently has the following additional restrictions, which are not fundamental and may be changed without shareholder approval.

  The fund seeks to achieve its investment goal of long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. Although the fund generally invests in common stock, it may also invest in preferred stocks and certain debt securities (which may include structured investments, as described under Goals and Strategies-Structured Investments"), rated or unrated, such as convertible bonds and bonds selling at a discount. Whenever, in the judgment of the manager, market or economic conditions warrant, the fund may, for temporary defensive purposes, invest without limit in U.S. Government securities, bank time deposits in the currency of any major nation and commercial paper meeting the quality ratings set forth under "Goals and Strategies-Temporary Investments", and purchase from banks or broker-dealers Canadian or U.S. Government securities with a simultaneous agreement by the seller to repurchase them within no more than seven days at the original purchase price plus accrued interest. The fund may invest no more than 5% of its total assets in securities issued by any one company or government, exclusive of U.S. Government securities. The fund may not invest more than 10% of its assets in securities with a limited trading market.

  In addition, the fund may not:

  1. Purchase or retain securities of any company in which directors or officers of the fund or the manager, individually owning more than 1/2 of 1% of the securities of such company, in the aggregate own more than 5% of the securities of such company.

  2. Purchase more than 10% of any class of securities of any one company, including more than 10% of its outstanding voting securities, or invest in any company for the purpose of exercising control or management.

  3. Invest more than 5% of the value of the fund's total assets in securities of issuers which have been in continuous operation less than three years.

  4. Invest more than 5% of the fund's total assets in warrants, whether or not listed on the New York Stock Exchange or the American Stock Exchange, including no more than 2% of its total assets which may be invested in warrants that are not listed on those exchanges. Warrants acquired by the fund in units or attached to securities are not included in this restriction. This restriction does not apply to options on securities indices.

  5. Invest more than 15% of the fund's total assets in securities of foreign issuers that are not listed on a recognized U.S. or foreign securities exchange, including no more than 10% of its total assets (including warrants) which may be invested in securities with a limited trading market. The fund's position in the latter type of securities may be of such size as to affect adversely their liquidity and marketability and the fund may not be able to dispose of its holdings in these securities at the current market price.

  The fund may also be subject to investment limitations imposed by foreign jurisdictions in which the fund sells its shares. If a bankruptcy or other extraordinary event occurs concerning a particular security the fund owns, the fund may receive stock, real estate, or other investments that the fund would not, or could not, buy. If this happens, the fund intends to sell such investments as soon as practicable while maximizing the return to shareholders.

  If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value of liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.

  None of the fund's investment policies or restrictions (except fundamental restriction 8 and non-fundamental restriction 5) shall be deemed to prohibit the fund from buying securities pursuant to subscription rights distributed to the fund by any issuer of securities held at the time in its portfolio, as long as such purchase is not contrary to the fund's status as a diversified investment company under the 1940 Act.

II. The following information is added to the section "Officers and Directors" on page 9:


  Frank J. Crothers (56)
  P.O. Box N-3238, Nassau, Bahamas


  Chairman, Caribbean Electric Utility Services Corporation and Atlantic Equipment & Power Ltd.; Vice Chairman, Caribbean Utilities Co., Ltd.; President, Provo Power Corporation; director of various other business and non-profit organizations; and director or trustee, as the case may be, of 12 of the investment companies in Franklin Templeton Investments.

  Edith E. Holiday (48)
  3239 38th Street, N.W., Washington, DC 20016
  DIRECTOR

  Director, Amerada Hess Corporation (exploration and refining of oil and gas) (1993-present), Hercules Incorporated (chemicals, fibers and resins) (1993-present), Beverly Enterprises, Inc. (health care) (1995-present), H.J. Heinz Company (processed foods and allied products) (1994-present) and RTI International Metals, Inc. (manufacture and distribution of titanium) (July 1999-present); director or trustee, as the case may be, of 26 of the investment companies in Franklin Templeton Investments; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993), General Counsel to the United States Treasury Department (1989-1990), and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

  Constantine D. Tseretopoulos (46)
  Lyford Cay Hospital, P.O. Box N-7776, Nassau Bahamas
  DIRECTOR

  Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; director or trustee, as the case may be, of 12 of the investment companies in Franklin Templeton Investments; and formerly, Cardiology Fellow, University of Maryland (1985-1987) and Internal Medicine Intern, Greater Baltimore Medical Center (1982-1985).

III. The section "Systematic withdrawal plan" on page 18 is replaced with the following:

  SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

  Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. For plans set up before June 1, 2000, we will continue to process redemptions on the 25th day of the month (or the next business day) unless you instruct us to change the processing date. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

  Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

  To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.

IV. The following paragraph is added to the section "General information" on page 19:

  There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the fund at a later date. These sub-accounts may be registered either by name or number. The fund's investment minimums apply to each sub-account. The fund will send confirmation and account statements for the sub-accounts to the institution.

                Please keep this supplement for future reference.